Financial assets - Detailed information about in gain losses on other comprehensive income (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2019 TRY (₺)
Gains / (Losses) recognized in other comprehensive income
Related to debt securities	₺ 3,472
Debt securities [member]
Gains / (Losses) recognized in other comprehensive income
Related to debt securities	₺ 3,472